Statement of Consolidated Comprehensive Income (Loss) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
NET INCOME (LOSS) INCLUDING NONCONTROLLING INTEREST	$ (10,667)	$ (8,019)	$ 444
OTHER COMPREHENSIVE INCOME (LOSS):
Pension and postretirement benefit plan, net of tax	(3)	0	9
Commodity cash flow hedge activity, net of tax:
Reclassification of (gain) loss on settled derivative instruments	0	0	11
Change in fair value of derivative instruments	0	(1)	(5)
Derivative hedge ineffectiveness reclassified into earnings	0	0	1
Commodity cash flow hedge activity, net of tax	(3)	(1)	16
COMPREHENSIVE INCOME (LOSS) INCLUDING NONCONTROLLING INTEREST	(10,670)	(8,020)	460
Preferred stock dividends	0	0	44
Comprehensive income (loss) attributable to noncontrolling interest	(315)	341	56
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO COMMON STOCK	$ (10,355)	$ (8,361)	$ 360